Annual Total Returns[BarChart] - Nationwide Destination Retirement Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.44%)	10.39%	10.44%	4.15%	(1.08%)	6.47%	10.77%	(4.94%)	14.67%	10.40%